Going Concern (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Going Concern [Abstract]
Net income	$ 7,563	$ 1,939
Cash flow from operations	19,225	$ 6,713
Working capital deficit	(30,559)
Unearned revenue	7,850				$ 6,652
Going Concern [Abstract]
Due to related party	13,654				$ 0
Commitments for Newbuilding Yacht [Member]
Going Concern [Abstract]
Contractual commitments payable in next 12 months			$ 14,659	€ 12,500
Evangelos J. Pistiolis [Member]
Going Concern [Abstract]
Due to related party	$ 13,654